COMMON SHARES (Details Narrative) - USD ($)															3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2016	Jun. 13, 2016	May 18, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 15, 2016	Feb. 03, 2016	Feb. 01, 2016	Jan. 26, 2016	Dec. 08, 2014	Sep. 21, 2014	Jan. 09, 2014	Oct. 08, 2013	Nov. 20, 2012	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Aug. 01, 2016	Feb. 29, 2016
Issuance of shares for services (shares)					85,000			540,000				345,132	88,496			8,035,000
Issuance of shares for services					$ 5,687			$ 36,126							$ 49,000		$ 94,000	$ 262,000	$ 1,336,000	$ 1,574,000	$ 3,220,000	$ 758,000
Warrant exercise term			1 year 6 months
Warrant exercise price																$ 0.1400				$ 0.1400			$ .058
Issuance of common stock (shares)									1,000,000	209,041	280,592			331,859
Value of common stock issued upon new issue											$ 59,000			$ 101,000	$ 188,000			589,000	$ 251,000	$ 347,000	$ 900,000	$ 891,000
Issuance of common stock - share based compensation		$ 585,326																634,000
Issuance of common stock - share based compensation (shares)		7,103,467
Issuance of common stock for debt		$ 145,526
Issuance of common stock for debt (shares)		13,930,742
Issuance of common stock upon exercise of warrants			$ 40,235															$ 41,000
Issuance of common stock upon exercise of warrants (shares)			700,000
Share Purchase Agreement [Member]
Issuance of common stock (shares)	500,000
Warrant [Member]
Warrant exercise term							3 years
Warrant exercise price							$ 0.06
Number of shares called by warrant							1,500,000
Fair value of warrants							$ 87,331
Offering [Member]
Warrant exercise price						$ 0.10
Gross proceeds from subscription agreement						$ 1,925,000
Number of shares called by warrant						17,500,000
Stock shares subscribed						35,000,000
Stock price						$ 0.055
Securities sold in offering (percent)						50.00%
Offering [Member] | Maxim Group LLC [Member]
Warrant exercise price						$ 0.0605
Number of shares called by warrant						2,800,000
Stock shares subscribed						1,400,000
Stock price						$ 0.11
Fair value of warrants						$ 224,413
Offering [Member] | Warrant [Member]
Warrant exercise term						5 years
Warrant exercise price																								$ 0.10
Fair value of warrants						$ 933,358
Offering [Member] | Warrant [Member] | Maxim Group LLC [Member]
Commision rate (percent)						7.00%
Consultant Agreements 9/1/15 & 3/1/16[Member]
Issuance of shares for services (shares)				875,000
Consultant [Member]
Issuance of shares for services (shares)		850,000		1,000,000
Issuance of shares for services		$ 72,625
Consultant- Service Bonus [Member]
Issuance of shares for services (shares)		1,000,000
Issuance of shares for services		$ 165,400